Income Taxes - SRA Uncertain Tax Positions (Details) - SRA Companies, Inc. - Successor - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Income Tax Disclosure [Line Items]
Beginning of year	$ 1,311	$ 967	$ 581
Gross increases related to prior year tax positions	150	251	376
Gross increases related to current year tax positions	137	93	157
Lapse of applicable statute of limitations	(244)	0	(147)
End of year	$ 1,354	$ 1,311	$ 967